INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Decreased to [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in income tax rate	21.00%
Maximum [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in income tax rate	35.00%
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses recognized	$ 38	$ 9
Expiring through 2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 56
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2037
Expiring through 2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		$ 58
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits		2036